NOTE 12 - COMMON STOCK	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 12 -       COMMON STOCK

In September 2015, the Company’s Board of Directors unanimously approved a 1-for-50 reverse stock split (the “Reverse Stock Split”) of the Company’s authorized, issued and outstanding shares of common stock, par value $0.0001 per share. The Reverse Stock Split was previously approved by a majority of the Company’s shareholders by written consent on July 7, 2015.  The Company effected the Reverse Stock Split by filing a Certificate of Amendment (the “Amendment”) to the Company’s Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware.   The Reverse Split became effective as of 12:01 a.m. Eastern Time on October 14, 2015 (the “Effective Date”).  At the Effective Time, every 50 shares of Common Stock issued and outstanding were automatically combined into one share of issued and outstanding Common Stock, without any change in the par value.  The financial statements and related notes retrospectively reflect the effect of the 1-for-50 reverse stock split.

The Company effected the Reverse Stock Split in connection with its application to list its Common Stock and Warrants on the NASDAQ Capital Market. On November 13, 2015, the Company’s common stock and warrants commenced trading on the NASDAQ Capital Market under the symbols COYN and COYNW, respectively.

During 2015 the Company issued 4,325,854 shares of common stock as described below:

(1)	The Company issued 21,298 shares of Company common stock upon the exercise of prior year deposits of $39,000 and current year cash deposits of $141,990.

(2)	The Company issued 897,792 shares of Company common stock upon the conversion of notes payable of $3,570,879.

(3)	The Company issued 32,833 shares of Company common stock to vendors and consultants in lieu of cash for services valued at $707,115.

(4)	The Company issued 3,028,572 shares of Company common stock in connection with its listing to NASDAQ for proceeds of $10,569,413.

(5)	The Company issued 225,000 shares of Company common stock related to the conversion of 375,000 shares of Series B Preferred Stock. 75,000 shares of common stock remain to be issued.

(6)	The Company issued 60,000 shares of Company common stock on the exercise of the Series B holders’ warrant for $375,000.

(7)	The Company issued 60,000 shares of Company common stock to the Series B preferred share holders’ pursuant to the Conversion Agreement.

Also, the Company recorded contributed capital of $79,000 during 2015 and 2014 related to the forfeiture of contractual compensation involving the Company’s two co-founders.

For the twelve-month period ended December 31, 2014, the Company issued a total of 424,862 shares of common stock, along with warrants to purchase 87,573 shares of common stock, to investors for an aggregate cash purchase price of $2,124,310, or $5.00 per share purchased, net of $40,195 in related costs.  Warrants to purchase shares of the Company’s common stock provide a four-year term and a specified exercise price ranging from $5.00 to $22.50 per share.

During 2014, the Company also issued 12,000 shares of its common stock, and warrants to purchase 2,400 shares of its common stock (with an exercise price of $5.00 per share), in exchange for $60,000 of services, $31,835 of which services had been performed at the date of issuance and $28,165 of which had yet to be performed.  Those services were subsequently performed.

On October 6, 2014, the Company executed a six-month consulting agreement with a third party service provider for general financial advisory and investment banker services.  As a part of the agreement, the Company issued 47,500 shares of its common stock to the third party provider.  The recipient of the stock is required to hold the stock for a specified period of time.  The fair value of the stock grant was $997,500, determined by multiplying 47,500 shares times that day’s closing price of $21.00 per share.  This non-cash expense was recorded as general and administrative expense in the Company’s statement of operations.

Also on October 6, 2014, the Company executed a six-month consulting agreement with a third party service provider for advisory services.  Compensation for the agreement called for the Company to issue a 2,500 stock grant for vested shares of the Company’s common stock.  The recipient of the stock grant is required to hold the stock for a specified period of time.  The fair value of the stock grant was $52,500, determined by multiplying 2,500 shares times that day’s closing price of $21.00 per share.  This non-cash expense was recorded as general and administrative expense in the Company’s statement of operations.

The Company also issued 43,097 shares of its common stock upon the conversion of $215,485 in principal and accrued interest of outstanding convertible notes during the period (See Note 9).

The Company also issued 6,800 shares of its common stock upon the exercise of outstanding warrants, for an aggregate purchase price of $44,000, during the period (See Note 14).